Cost Method Investment	12 Months Ended
Sep. 30, 2023
Cost Method Investment [Abstract]
COST METHOD INVESTMENT

7. COST METHOD INVESTMENT

The Company holds an investment of 10% interest of equity security in a privately held company operates in the transportation business in logistic industry and in which the Company does not have a controlling interest or significant influence. The investment is recorded at cost of $3,346 and $3,455 as of September 30, 2023 and 2022, respectively. The impairment of the investment is nil and nil as of September 30, 2023 and 2022.